Exceptional items (Tables)	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Schedule of Exceptional Items

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
	€m	€m	€m	€m
Business transformation program (1)	10.5	8.7	38.6	14.2
Findus Switzerland integration costs (2)	—	2.9	—	5.0
Fortenova Acquisition integration costs (3)	(0.5)	1.5	1.3	3.5
Release of indemnification assets (4)	—	—	—	7.0
Information Technology transformation program (5)	0.4	0.7	0.6	2.9
Settlement of legacy matters (6)	0.1	(27.9)	0.1	(27.9)
Factory optimization (7)	—	1.4	—	1.6
Total exceptional items	10.5	(12.7)	40.6	6.3